Debt	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Debt
21. DEBT

	December 31, 2022	Proceeds	Repayments	Interest	Other (2)	Acquisition (Note 8) (1)	Disposition (Note 9)	December 31, 2023
Senior note maturing December 2027	$—	$—	$—	$1.5	$—	$272.3	$—	$273.8
Senior note maturing August 2031	—	—	—	6.9	—	402.9	—	409.8
SL-Credit Facility	160.0	315.0	(475.0)	—	—	—	—	—
Other loans (1)	33.7	—	(228.5)	1.0	(7.0)	252.4	(31.5)	20.1
Less: current portion	$(13.7)							$(6.7)
Non-current	$180.0	$315.0	$(703.5)	$9.4	$(7.0)	$927.6	$(31.5)	$697.0
(1)In connection with the Acquisition, the Company acquired a loan in MARA ($37 million), a short term loan in Jacobina ($10.3 million) and revolving credit facility in Yamana Corp ($205.0 million). The MARA and Jacobina loans bore effective interest rates of 5.5%, and the revolving credit facility was immediately repaid at the date of Acquisition (Note 8). The Jacobina loan was repaid and the MARA loan was disposed of during the year ended December 31, 2023.
(2)Includes a $7.0 million reclassification of debt at La Arena to accounts payables and accrued liabilities.

	December 31, 2021	Proceeds	Advances	Repayments	December 31, 2022
SL-Credit Facility	$—	$160.0	$—	$—	$160.0
Other	15.3	7.1	16.5	(5.2)	33.7
Less: current portion	$(3.4)				$(13.7)
Non-current	$11.9	$167.1	$16.5	$(5.2)	$180.0
Senior Notes
As part of the Acquisition, the Company acquired the following Senior Notes: $283 million in aggregate principal with a 4.625% coupon and maturing in December 2027; and $500 million in aggregate principal with a 2.63% coupon and maturing in August 2031. These Senior Notes are unsecured with interest payable semi-annually. Each series of Senior Notes is redeemable, in whole or in part, at the Company's option, at any time prior to maturity, subject to make-whole provisions. The Senior Notes are accreted to the face value over their respective terms and were recorded at fair value upon acquisition using an effective interest rate of 5.52%.
SL-Credit Facility
The Company amended and upsized its SL-Credit Facility on March 30, 2023. The SL-Credit Facility was increased from its previous $500.0 million to $750.0 million and a term loan of $500.0 million was added to complete the Yamana Acquisition, if needed. The term loan expired unused on May 31, 2023. The SL-Credit Facility was further amended and updated on November 24, 2023, remaining at $750.0 million but adding an accordion feature for up to an additional $250.0 million. As of December 31, 2023, the Company was in compliance with all financial covenants under the $750.0 million revolving SL-Credit Facility, which remains undrawn. The borrowing costs under the Company's SL-Credit Facility are based on the Company's credit ratings from Moody's and S&P Global's at either: (i) SOFR plus 1.25% to 2.40% or; (ii) The Bank of Nova Scotia's Base Rate on U.S. dollar denominated commercial loans plus 0.15% to 1.30%. Under the ratings based pricing, undrawn amounts under the SL-Credit Facility are subject to a stand-by fee of 0.23% to 0.46% per annum, dependent on the Company's credit rating and subject to pricing adjustments based on sustainability performance ratings and scores. The Company's SL-Credit Facility matures on November 24, 2028.
The Company paid an effective interest rate of 5.7% on the SL-Credit Facility during the year ended December 31, 2023. During the year ended December 31, 2023, the Company made net repayments on the SL-Credit Facility of $160.0 million, (2022 - $nil). A portion of the funds was used to repay, in full, and cancel Yamana's revolving credit facility, under which $205.0 million had been drawn.
Other loans
Construction loans
From May 2022 to December 2022, the Company entered into Peruvian USD denominated promissory notes with a local financial institution in Peru, maturing in under 30 days, to provide short-term funding for the purpose of certain construction activities in advance of entering into term loans. In June 2021 and May 2022, the Company entered into Peruvian USD denominated five-year Loans with that same local financial institution for construction financing. The promissory notes bear a 5.6% interest rate per annum and the June 2021 loan bears a 3.6% interest rate per annum and requires quarterly repayments while the May 2022 loan bears 2.2% interest per annum and requires monthly repayments.
As at December 31, 2023 the carrying value of all construction loans was $20.1 million (2022 - $33.7 million).
For the year ended December 31, 2023, the Company paid $2.0 million (2022 - $2.2 million) in standby charges on undrawn amounts related to the SL-Credit Facility and $43.1 million (2022 - $1.5 million) in interest, both included in interest and finance expense.